Stockholders' Deficit (Details Textual) - USD ($)					1 Months Ended										6 Months Ended		12 Months Ended
	Feb. 07, 2017	Feb. 06, 2016	Dec. 09, 2015	Feb. 13, 2015	Jan. 31, 2018	Feb. 01, 2017	Jan. 30, 2017	Aug. 31, 2016	Aug. 31, 2016	Aug. 17, 2016	Feb. 01, 2016	Jan. 29, 2016	Dec. 21, 2015	Feb. 13, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Deficit (Textual)
Capital stock authorized															320,000,000
Common stock, shares authorized															300,000,000		300,000,000	300,000,000
Common stock, par value															$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued															40,524,432		39,520,682	33,894,592
Common stock, shares outstanding															40,524,432		39,520,682	33,894,592
Gain on settlement of vendor liabilities															$ (1,875)	$ 627,619	$ (167,905)
Accrued interest																	$ 206,026
Aggregate repurchased shares																	220,000
Aggregate repurchased shares amount																	$ 19,007
Preferred stock, description																	Upon incorporation, the total number of shares of all classes of stock which the Company is authorized to issue is Three Hundred Twenty Million (320,000,000) shares of which Three Hundred Million (300,000,000) shares shall be Common Stock, par value $0.001 per share and Twenty Million (20,000,000) shall be Preferred Stock, par value $0.001 per share. The designations, rights, and preferences of such preferred stock are to be determined by the Board of Directors.
Stock issued to consultants for services, value																	$ 307,427
Conversion of common stock								1,098,933									914
Placement Agent [Member]
Stockholders' Deficit (Textual)
Restricted stock issued during period						800,000
Promissory Notes [Member]
Stockholders' Deficit (Textual)
Warrants issued																	5,811,360
Warrants grant date fair value																	$ 1,189,235
Promissory Notes [Member] | Placement Agent [Member]
Stockholders' Deficit (Textual)
Warrants to purchase shares of common stock																	487,755
Convertible Notes Payable [Member]
Stockholders' Deficit (Textual)
Warrants issued																	16,597,719
Warrants grant date fair value																	$ 1,472,161
Convertible Notes Payable [Member] | Placement Agent [Member]
Stockholders' Deficit (Textual)
Warrants to purchase shares of common stock																	12,150
Notes Payable Related Party [Member]
Stockholders' Deficit (Textual)
Warrants issued																	345,500
Warrants grant date fair value																	$ 38,109
Convertible Notes Payable Related Party [Member]
Stockholders' Deficit (Textual)
Warrants issued																	7,115,129
Warrants grant date fair value																	$ 680,037
Common Stock [Member]
Stockholders' Deficit (Textual)
Common stock, par value		$ 0.001
Number of shares sold																		666,666
Shares awarded to employees																	788,395
Restricted stock issued during period	1,767,633			133,333			947,440				268,333
Restricted stock issued fair value	$ 293,427
Sale of shares of common stock		2,626,308
Sale of stock value		$ 2,626
Conversion of interest to series B preferred stock, shares
Issuance of common stock for cashless exercise of warrants, shares																		392,764
Issuance of common stock																		322,015
Common stock service rendered																	1,867,633
Settlement of vendor liabilities							$ 353,732
Gain on settlement of vendor liabilities							$ 167,905
Stock issued to consultants for services, value																	$ 1,868
Common Stock [Member] | Consultants [Member]
Stockholders' Deficit (Textual)
Common stock service rendered															610,000
Share based payments															$ 48,889
Stock issued to consultants for services, value															$ 116,300
Common Stock [Member] | Vendor [Member]
Stockholders' Deficit (Textual)
Restricted stock issued during period					18,750
Restricted stock issued fair value					$ 3,750
Gain on settlement of vendor liabilities					$ 375
Common Stock [Member] | Promissory Notes [Member]
Stockholders' Deficit (Textual)
Debt Conversion, Converted Instrument, Warrants or Options Issued															2,425,500
Warrants associated value															$ 420,456
Warrants [Member] | Convertible Notes Payable [Member]
Stockholders' Deficit (Textual)
Debt Conversion, Converted Instrument, Warrants or Options Issued															10,481,016
Warrants associated value															$ 1,284,683
Warrants [Member] | Notes Payable Related Party [Member]
Stockholders' Deficit (Textual)
Debt Conversion, Converted Instrument, Warrants or Options Issued															1,563,000
Warrants associated value															$ 307,808
Warrants [Member] | Convertible Notes Payable Related Party [Member]
Stockholders' Deficit (Textual)
Debt Conversion, Converted Instrument, Warrants or Options Issued															1,403,500
Warrants associated value															$ 162,834
Stock Options [Member]
Stockholders' Deficit (Textual)
Aggregate intrinsic value of options outstanding															0	0	3,500
Aggregate intrinsic value of options exercisable																	3,500
Stock-based compensation for stock options																	$ 1,092,970	$ 231,035
Share based payments															$ 232,129	$ 463,619
Stock Incentive Award Plan [Member]
Stockholders' Deficit (Textual)
Issuance of common stock			18,000,000
Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, shares authorized																	320,000,000	320,000,000
Preferred stock, par value															$ 0.001		$ 0.001
Preferred stock, shares issued															20,000,000
Subscription Agreement [Member]
Stockholders' Deficit (Textual)
Sale of shares of common stock										666,666
Warrants to purchase shares of common stock										333,333
Warrant exercisable term										5 years
Warrant exercisable price per share										$ 0.40
Warrants grant date fair value										$ 250,000
Series A Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, shares authorized																	100,000	100,000
Preferred stock, par value															$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued															31,581		31,581	33,314
Preferred stock, shares outstanding															31,581		31,581	33,314
Number of shares sold
Convertible notes																			$ 800,000
Convertible preferred stock, Shares				100,000													1,733		8,914
Accrued for liquidating damages																	$ 0	$ 3,318,353
Warrants associated value																	$ 0	$ 309,665
Conversion price																	$ 0.25	$ 0.164
Dividend rate																	6.00%
Dividend, description																	Upon the occurrence of an Event of Default (as defined below) and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series A Stated Value. At the Company's option, such dividend payments may be made in (i) cash (ii) additional shares of Series A valued at the Series A Stated Value thereof, in an amount equal to 150% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series A, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series A Preferred.
Beneficial ownership by holder and affiliates																	4.99%
Conversion of interest to series B preferred stock, shares
Issuance of common stock for cashless exercise of warrants, shares
Issuance of common stock
Common stock service rendered
Sale of preferred stock shares																			24,400
Proceeds of preferred stock																			$ 2,450,000
Accrued interest																			$ 91,400
Stock issued to consultants for services, value
Series A Preferred Stock [Member] | Common Stock [Member]
Stockholders' Deficit (Textual)
Convertible preferred stock, Shares																	1,146,307
Series B Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, shares authorized																	20,000	20,000
Series B Preferred stock issued with warrants, shares																			7,000
Preferred stock, par value															$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued															8,063		8,063	8,063
Preferred stock, shares outstanding															8,063		8,063	8,063
Number of shares sold
Convertible preferred stock, Shares													20,000
Proceeds from the issuance of stock																			$ 700,000
Accrued for liquidating damages																	$ 0	$ 667,313
Warrants associated value																	$ 0	$ 51,159
Conversion price																	$ 0.30	$ 0.197
Dividend rate																	6.00%
Dividend, description																	Upon the occurrence of an Event of Default as defined below and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series B Stated Value. At the Corporation's option, such dividend payments may be made in (i) cash (ii) additional shares of Series B valued at the Series B Stated Value thereof, in an amount equal to 100% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series B, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series B Preferred.
Beneficial ownership by holder and affiliates																	4.99%
Conversion of interest to series B preferred stock, shares																		1,063
Conversion of interest to series B preferred stock																	$ 0	$ 1,063
Issuance of common stock for cashless exercise of warrants, shares
Issuance of common stock
Common stock service rendered
Stock issued to consultants for services, value
Series D Convertible Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, par value												$ 100
Convertible preferred stock, Shares									1,099			2,100,000
Conversion price																	$ 0.25
Beneficial ownership by holder and affiliates																	4.99%
Conversion of common stock to Series D preferred stock, shares																	266,325
Series A Cumulative Convertible Preferred Stock [Member]
Stockholders' Deficit (Textual)
Conversion of common stock, description															(i) the number of shares of Common Stock beneficially owned by the Holder and its Affiliates on such Conversion Date, and (ii) the number of Conversion Shares issuable upon the conversion of the Conversion Amount with respect to which the determination of this provision is being made on such Conversion Date, which would result in the aggregate beneficial ownership by the Holder and its Affiliates of more than 4.99% of the outstanding shares of Common Stock of the Corporation. For the purposes of the proviso to the immediately preceding sentence, beneficial ownership shall be determined in accordance with Section 13(d) of the 1934 Act and Regulation 13d-3 thereunder. Subject to the foregoing, the Holder shall not be limited to successive exercises which would result in the aggregate issuance of more than 4.99%. The Holder may allocate which of the equity of the Corporation deemed beneficially owned by the Holder shall be included in the 4.99% amount described above and which shall be allocated to the excess above 4.99%. The Holder may waive the conversion limitation described in this Section in whole or in part, upon and effective after sixty-one (61) days' prior written notice to the Corporation.
Convertible preferred stock, Shares														100,000
Conversion price															$ 0.25			$ 0.164
Dividend rate															6.00%
Dividend, description															Upon the occurrence of an Event of Default (as defined below) and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series A Stated Value. At the Company's option, such dividend payments may be made in (i) cash (ii) additional shares of Series A valued at the Series A Stated Value thereof, in an amount equal to 150% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series A, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series A Preferred.
Shares of Series A stated value														$ 100
Accrued dividends															$ 636,772
Series B Cumulative Convertible Preferred Stock [Member]
Stockholders' Deficit (Textual)
Conversion of common stock, description															(i) the number of shares of Common Stock beneficially owned by the Holder and its Affiliates on such Conversion Date, and (ii) the number of Conversion Shares issuable upon the conversion of the Conversion Amount with respect to which the determination of this proviso is being made on such Conversion Date, which would result in the aggregate beneficial ownership by the Holder and its Affiliates of more than 4.99% of the outstanding shares of Common Stock of the Corporation. For the purposes of the proviso to the immediately preceding sentence, beneficial ownership shall be determined in accordance with Section 13(d) of the 1934 Act and Regulation 13d-3 thereunder. Subject to the foregoing, the Holder shall not be limited to successive exercises which would result in the aggregate issuance of more than 4.99%. The Holder may allocate which of the equity of the Corporation deemed beneficially owned by the Holder shall be included in the 4.99% amount described above and which shall be allocated to the excess above 4.99%. The Holder may waive the conversion limitation described in this Section in whole or in part, upon and effective after sixty one (61) days' prior written notice to the Corporation.
Convertible preferred stock, Shares													20,000
Conversion price															$ 0.30			$ 0.197
Dividend rate															6.00%
Dividend, description															Upon the occurrence of an Event of Default as defined below and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series B Stated Value. At the Corporation's option, such dividend payments may be made in (i) cash (ii) additional shares of Series B valued at the Series B Stated Value thereof, in an amount equal to 100% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series B, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series B Preferred.
Shares of Series A stated value													$ 100
Accrued dividends															$ 118,289